Retirement Plans and Other Retiree Benefits - Components of Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Pension Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 14,428	$ 14,778	$ 16,183
Expected return on plan assets	(24,482)	(24,410)	(25,535)
Amortization of unrecognized net (gain) loss	5,307	3,751	3,370
Total benefit	(4,747)	(5,881)	(5,982)
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost	2,314	2,869	3,363
Amortization of prior service cost	(854)	(8)	0
Amortization of unrecognized net (gain) loss	(630)	(455)	(8)
Total benefit	$ 830	$ 2,406	$ 3,355